March 1, 2013

Securities and Exchange Commission

Judiciary Plaza

100 F Street, NE

Washington, D.C. 20549

RE:         U.S. GLOBAL INVESTORS FUNDS

FILE NUMBERS 02-35439 AND 811-1800

Dear Sir or Madam:

Included for filing on behalf of the U.S. Global Investors Funds (the “Trust”), pursuant to Rule 485(a)(1) under the Securities Act of 1933, is Post-Effective Amendment No. 112 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment contains two prospectuses and two statements of additional information, and is being filed primarily to update the following information:

•                  The name of the Global MegaTrends Fund has been changed to the MegaTrends Fund and the corresponding test requiring 40% of the fund’s assets to be invested in at least three countries other than the U.S. has been deleted.

•                  The name of the Eastern European Fund has been changed to the Emerging Europe Fund (but there have been no changes to the fund’s investment strategy).

•                  The minimum investment for the Institutional Class Shares has been reduced from $5 million to $1 million.

The Trust intends to make a subsequent filing pursuant to Rule 485(b) on May 1, 2013, in order to update the financial information.

Please contact me with any questions or concerns about this Amendment.

Sincerely,

/s/ James L. Love
James L. Love
Chief Compliance Officer & Deputy General Counsel
U.S. GLOBAL INVESTORS, INC.